Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [Abstract]
Schedule of inventories
	2022	2021
	S/(000)	S/(000)

Goods and finished products	18,903	24,720
Work in progress	186,281	134,358
Raw materials	397,096	243,139
Packages and packing	5,245	7,262
Fuel	3,642	3,498
Spare parts and supplies	260,742	183,056
Inventory in transit	13,060	9,149
	884,969	605,182